Inventories, Net	12 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET
7.	INVENTORIES, NET

As of September 30, 2025 and 2024, inventories, net consisted of the following:

	As of September 30,
	2025	2024
Assembly items(1)	$2,386,941	$1,101,757
Trading goods(2)	1,425,888	1,473,420
Parts(3)	494,043	551,748
Total inventories, cost	4,306,872	3,126,925
Accumulated impairment for inventories	(27,542)	(529,603)
Total inventories, net	$4,279,330	$2,597,322

(1)	Assembly items includes PV cable, PV connectors and accessories.
(2)	Trading goods mainly refers to the HPC servers.
(3)	Parts mainly refers to raw materials for solar PV products.

The movement in of impairment provision for inventories for the fiscal years ended September 30, 2025 and 2024 were as follows:

	For the years ended September 30,
	2025	2024
Balance at beginning of the period	$529,603	$971,328
Additions	27,321	414,772
Impairment written down	(518,867)	(882,478)
Effects of currency translation	(10,515)	25,981
Balance at end of the period	$27,542	$529,603

For the year ended September 30, 2025 and 2024, the Company recognized inventory write-down charges of $518,867and $882,478, respectively, primarily related to the sale of goods which impairment had been recognized in prior periods.